Earnings/(Loss) per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Income/(Loss) attributable to common equity holders	$ 14,950	$ (17,372)	$ (36,351)
Weighted average number of shares – basic and diluted	14,809,536	959,157	41,622
Net income/(loss) per common share – basic and diluted	$ 1.01	$ (18.11)	$ (873.36)